Share-based compensation (Tables)	12 Months Ended
May 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of share based compensation

	For the year ended May 31,
	2020	2019
Amounts charged to share-based payment reserve in respect of share-based compensation	$10,402	$24,078
Share-based compensation accrued	—	187
Deferred share units vested in the year	1,030	3,489
Deferred share units revalued in the year	(341)	(2,902)
Restricted share units vested in the year	10,558	1,740
Restricted share units revalued in the year	851	(512)

	$ 22,500	$ 26,080